Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures

	2021			2020
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	722	277	999	464	317	781
Held at fair value through profit or loss	—	444	444	—	437	437
Total	722	721	1,443	464	754	1,218

Summarised financial information, equity accounted associates and joint ventures
Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2021, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2021	2020	2021	2020
	£m	£m	£m	£m
Profit/(loss) from continuing operations	219	(24)	35	24
Other comprehensive income/(loss)	1	(3)	5	(6)
Total comprehensive income/(loss) from continuing operations	220	(27)	40	18